Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2019	2018	2017
	$m	$m	$m
Amounts due within one year
Trade receivables	3,606	3,033	2,818
Less: Amounts provided for doubtful debts (Note 27)	(21)	(38)	(16)
	3,585	2,995	2,802
Other receivables	1,083	1,143	793
Prepayments	865	871	971
Accrued income	228	492	177
	5,761	5,501	4,743
Amounts due after more than one year
Other receivables	–	–	156
Prepayments	–	73	110
	–	73	266
Trade and other receivables	5,761	5,574	5,009